Note 5 - Plant, Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note 5 - Plant, Property and Equipment, Net

As of December 31, 2012 and 2011, plant, property and equipment consisted of the following:

	2012	2011

Building and workshops	$7,426,146	$7,604,331
Office equipment	581,227	465,596
Autos	309,195	345,492
Machinery	3,100,756	2,643,008
Museum decoration and renovation	548,497	422,280
Less: accumulated depreciation	(3,414,707)	(2,759,521)

	$8,551,114	$8,721,186

Depreciation expense was $709,812 and $641,867 for the years ended December 31, 2012 and 2011, respectively.

During the years ended December 31, 2012, the Company had disposal loss of $123,675 on retirement of unused and obsolete workshop.